8. Movements from financial assets at fair value through other comprehensive income (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Movements From Financial Assets At Fair Value Through Other Comprehensive Income
Gains for the year	$ 0	$ 0	$ 134,408
Reclassification adjustments to income	0	0	(860,345)
Financial assets at fair value through other comprehensive loss	$ 0	$ 0	$ (725,937)